John Hancock
Fundamental Large Cap Core Fund
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Shares	Value
Common stocks 99.0%		$6,099,148,175
(Cost $2,877,154,521)
Communication services 18.6%		1,145,518,549
Entertainment 3.5%
Liberty Media Corp.-Liberty Formula One, Series C (A)	2,942,898	138,110,203
The Walt Disney Company (A)	420,709	74,053,198
Interactive media and services 13.4%
Alphabet, Inc., Class A (A)	146,143	393,786,698
CarGurus, Inc. (A)	2,357,692	67,429,991
Facebook, Inc., Class A (A)	1,027,727	366,179,130
Media 1.7%
Comcast Corp., Class A	1,137,901	66,942,716
Fox Corp., Class B	1,173,785	39,016,613
Consumer discretionary 17.2%		1,058,300,089
Hotels, restaurants and leisure 0.1%
Airbnb, Inc., Class A (A)	53,028	7,636,562
Household durables 4.6%
Lennar Corp., A Shares	2,705,054	284,436,428
Internet and direct marketing retail 8.1%
Amazon.com, Inc. (A)	148,833	495,255,202
Leisure products 1.4%
Polaris, Inc.	640,720	83,979,170
Specialty retail 3.0%
CarMax, Inc. (A)	1,395,989	186,992,727
Consumer staples 6.9%		424,536,528
Beverages 4.0%
Anheuser-Busch InBev SA/NV, ADR	3,350,033	210,985,080
Diageo PLC, ADR	158,761	31,468,018
Food and staples retailing 1.9%
Walmart, Inc.	835,604	119,115,350
Food products 1.0%
Danone SA	856,082	62,968,080
Energy 4.7%		289,390,397
Oil, gas and consumable fuels 4.7%
Cheniere Energy, Inc. (A)	3,407,399	289,390,397
Financials 16.7%		1,030,236,323
Banks 6.7%
Bank of America Corp.	4,235,759	162,483,715
First Republic Bank	17,660	3,444,053
JPMorgan Chase & Co.	1,124,397	170,660,977
Wells Fargo & Company	1,713,524	78,719,293
Capital markets 7.6%
Morgan Stanley	2,585,473	248,153,699
State Street Corp.	832,429	72,537,863
The Goldman Sachs Group, Inc.	394,025	147,712,092
Consumer finance 2.4%
American Express Company	572,459	97,621,433
Synchrony Financial	1,040,051	48,903,198
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care 8.1%		$498,418,770
Biotechnology 3.4%
Alnylam Pharmaceuticals, Inc. (A)	445,812	79,773,599
Moderna, Inc. (A)	367,704	130,020,134
Health care equipment and supplies 1.5%
Danaher Corp.	310,263	92,300,140
Health care providers and services 2.5%
UnitedHealth Group, Inc.	378,415	155,990,231
Pharmaceuticals 0.7%
Bristol-Myers Squibb Company	594,293	40,334,666
Industrials 6.9%		424,491,788
Aerospace and defense 4.3%
Airbus SE (A)	590,629	81,016,127
General Dynamics Corp.	364,054	71,365,506
Lockheed Martin Corp.	236,595	87,935,264
Raytheon Technologies Corp.	270,208	23,494,586
Building products 0.2%
Carrier Global Corp.	266,695	14,734,899
Machinery 1.0%
Caterpillar, Inc.	243,148	50,270,849
Otis Worldwide Corp.	133,353	11,941,761
Road and rail 1.4%
Union Pacific Corp.	382,761	83,732,796
Information technology 15.7%		971,481,320
IT services 1.1%
Visa, Inc., Class A	278,179	68,540,524
Semiconductors and semiconductor equipment 3.2%
Analog Devices, Inc.	401,153	67,161,035
Broadcom, Inc.	76,841	37,298,621
KLA Corp.	261,855	91,167,437
Software 5.2%
Adobe, Inc. (A)	181,408	112,768,655
Workday, Inc., Class A (A)	901,594	211,333,634
Technology hardware, storage and peripherals 6.2%
Apple, Inc.	2,627,255	383,211,414
Materials 0.8%		48,128,365
Chemicals 0.8%
LyondellBasell Industries NV, Class A	484,530	48,128,365
Real estate 3.4%		208,646,046
Equity real estate investment trusts 3.4%
American Tower Corp.	363,786	102,878,681
Crown Castle International Corp.	547,762	105,767,365

	Yield (%)	Shares	Value
Short-term investments 1.2%			$71,081,665
(Cost $71,081,665)
Short-term funds 0.7%			40,601,665
Federated Government Obligations Fund, Institutional Class	0.0100(B)	40,601,665	40,601,665

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	3

	Par value^	Value
Repurchase agreement 0.5%		30,480,000

Barclays Tri-Party Repurchase Agreement dated 7-30-21 at 0.050% to be repurchased at $30,480,127 on 8-2-21, collateralized by $31,459,300 U.S. Treasury Notes, 0.250% due 6-30-25 (valued at $31,089,773)	30,480,000	30,480,000

Total investments (Cost $2,948,236,186) 100.2%	$6,170,229,840
Other assets and liabilities, net (0.2%)	(9,844,191)
Total net assets 100.0%	$6,160,385,649

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-21.
4	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$1,145,518,549	$1,145,518,549	—	—
Consumer discretionary	1,058,300,089	1,058,300,089	—	—
Consumer staples	424,536,528	361,568,448	$62,968,080	—
Energy	289,390,397	289,390,397	—	—
Financials	1,030,236,323	1,030,236,323	—	—
Health care	498,418,770	498,418,770	—	—
Industrials	424,491,788	343,475,661	81,016,127	—
Information technology	971,481,320	971,481,320	—	—
Materials	48,128,365	48,128,365	—	—
Real estate	208,646,046	208,646,046	—	—
Short-term investments	71,081,665	40,601,665	30,480,000	—
Total investments in securities	$6,170,229,840	$5,995,765,633	$174,464,207	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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